Accrued Liabilities and Other (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Payroll-related accruals		$ 14,305	$ 8,488
Value-added and other tax		1,553	1,557
Purchasing accruals		3,183	1,796
Accrued royalties		1,130	951
Accrued other liabilities		1,805	1,099
Total	$ 21,823	$ 21,976	$ 13,891